Income Taxes (Tables)	6 Months Ended
Oct. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the six months ended October 31, 2023	For the six months ended October 31, 2024
	JPY	JPY	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expense	-	-	-
Deferred tax benefit	(188,496)	-	-
Total provision for income taxes	(188,496)	-	-

Schedule of Deferred Tax Assets and Liabilities	Significant component of deferred tax assets and liabilities are as follows:
	As of April 30, 2024	As of October 31, 2024
	JPY	JPY	USD
Deferred tax assets:
Net operating loss carry forward	353,138,111	387,509,086	2,543,545
Write off of other receivable	15,005,181	15,005,181	98,492
Lease liabilities	3,810,002	2,390,762	15,693
Write off of guarantee money deposited	2,665,941	2,665,941	17,499
Temporary difference in depreciation	2,645,375	2,696,247	17,698
Bonus accrual	2,392,042	1,222,941	8,027
Deferred government grants	-	6,918,000	45,409
Others	402,882	362,267	2,377
Total deferred tax assets	380,059,534	418,770,425	2,748,740
Less: valuation allowance	(376,249,532)	(416,379,663)	(2,733,047)
Deferred tax assets, net of valuation allowance	3,810,002	2,390,762	15,693

Deferred tax liabilities:
Right-of-use assets – operating lease	(3,810,002)	(2,390,762)	(15,693)
Total deferred tax liabilities	(3,810,002)	(2,390,762)	(15,693)
Net deferred tax assets	-	-	-